Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment expenses
	Year Ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000

Share-based compensation	-	6,959	10,347	7,574

Schedule of measurement of fair values and inputs at grant date

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair values and inputs at grant date is as follows:

2023

Fair value at grant date (weighted average)	0.81 - 1.18
Exercise price at grant date (weighted average)	0.0002
Expected volatility (weighted average)	1.74%
Expected terms (days) (weighted average)	4
Expected dividend (weighted average)	0%
Risk-free interest rate (weighted average)	5.51%